Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 23.2	$ 21.8	$ 23.4
Contingent rent expense	$ 0.8	$ 0.5	$ 0.7